Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Principal Accounting Policies
Schedule of ownership interest in foreign owned subsidiaries

Name of Foreign Owned	The Group’s
Subsidiaries	Legal Ownership	Name of VIEs	Activities of VIEs
Shanghai Yifang	100%	Shanghai Kushuo	Operate the real estate offline advertising business
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the e-commerce business
Beijing Maiteng	90%	Beijing Jiajujiu	Operate the online home furnishing business

Schedule of financial statement balances included in the consolidated financial statements

	As of December 31,
	2012	2013
	$	$
Cash and cash equivalents	54,276,035	71,095,466
Accounts receivable, net of allowance for doubtful accounts	88,871,824	87,835,551
Other current assets	22,144,577	29,693,275
Amounts due from related parties	46,067	—
Total current assets	165,338,503	188,624,292
Total non-current assets	62,413,697	49,517,785
Total assets	227,752,200	238,142,077

Accounts payable	1,826,257	1,505,942
Accrued payroll and welfare expenses	18,834,610	29,309,329
Income tax payable	16,625,365	28,793,459
Other tax payable	8,807,339	11,188,055
Amounts due to related parties	3,161,687	2,383,293
Advance from customers	2,858,051	7,150,344
Liability for exclusive rights, current	16,973,230	8,967,972
Other current liabilities	6,117,223	9,917,349
Total current liabilities	75,203,762	99,215,743
Deferred tax liabilities, non-current	67,651	655,563
Liability for exclusive rights, non-current	5,918,812	—
Total liabilities	81,190,225	99,871,306

Schedule of financial statement amounts included in the consolidated financial statements

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Total revenues	120,545,936	172,402,066	321,004,846
Cost of revenues	(39,244,543)	(54,276,512)	(59,920,429)
Net income/(loss)	(4,713,667)	(3,212,138)	1,503,897
Net cash provided by operating activities	10,684,846	16,020,624	72,877,862
Net cash used in investing activities	(33,554,049)	(17,544,270)	(18,042,241)
Net cash provided by (used in) financing activities	(3,434,675)	26,686,813	(40,248,296)

Schedule of accounts receivable
	As of December 31,
	2012	2013
	$	$
Unbilled accounts receivable	246,730,442	268,589,167
Billed accounts receivable	57,870,268	88,852,935
Total	304,600,710	357,442,102

Schedule of expected useful lives of property and equipment
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Schedule of movement of the allowance for doubtful accounts for accounts receivable, unbilled accounts receivable and customer deposits

	2011	2012	2013
	$	$	$
Balance as of January 1	18,836,275	14,811,322	36,537,817
Provisions for doubtful accounts	9,513,951	27,297,288	29,099,216
Write offs	(14,380,877)	(5,633,500)	(6,298,025)
Changes due to foreign exchange	841,973	62,707	1,479,400
Balance as of December 31	14,811,322	36,537,817	60,818,408

Schedule of computation of basic and diluted income per share

	Years Ended December 31,
	2011	2012	2013
Net income (loss) attributable to E-House ordinary shareholders — basic	$(270,357,081)	$(56,971,404)	$51,957,425
Interest of Convertible Senior Notes (including stated interest and amortization of discount and issuance costs)	—	—	$192,566
Net income (loss) attributable to E-House ordinary shareholders — diluted	$(270,357,081)	$(56,971,404)	$52,149,991

Weighted average ordinary shares outstanding— basic	79,769,823	106,159,388	130,163,165
Convertible senior notes	—	—	334,821
Share options and restricted shares	—	—	5,282,011
Weighted average number of ordinary shares outstanding — diluted	79,769,823	106,159,388	135,779,997

Basic earnings (loss) per share	$(3.39)	$(0.54)	$0.40

Diluted earnings (loss) per share	$(3.39)	$(0.54)	$0.38

	Years Ended December 31,
	2011	2012	2013
Share options and restricted shares	3,345,726	14,660,788	—

Schedule of effects of changes in E-House's ownership interest in CRIC on equity attributable to E-House

	Years Ended December 31,
	2011	2012
	$	$
Net income (loss) attributable to E-House	(270,357,081)	(56,971,404)

Transfers to the non-controlling interest:
Decrease in E-House’s additional paid-in capital for purchase of 4,206,600, 64,642,647 CRIC common shares for the years ended December 31, 2011, and 2012 respectively	(120,820)	(149,461,182)
Decrease in E-House’s additional paid-in capital for the exercise of CRIC’s options and the vesting of CRIC’s restricted shares	(2,353,082)	(332,951)
Net transfers to non-controlling interest	(2,473,902)	(149,794,133)

Change from net income attributable to E-House and transfers (to) from non-controlling interest	(272,830,983)	(206,765,537)